Retirement Benefits - Recurring Fair Value Measures (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 4,770	$ 4,785	$ 5,085
Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	345,478	311,808
Level 1 | Recurring Fair Value Measures | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64,566	39,859
Level 2 | Recurring Fair Value Measures | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,770	4,785
Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	446,763	421,023
Other | Recurring Fair Value Measures | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	856,807	772,690
Total | Recurring Fair Value Measures | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,770	4,785
Mutual Funds | Level 1 | Recurring Fair Value Measures | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual Funds | Level 2 | Recurring Fair Value Measures | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,770	4,785
Mutual Funds | Other | Recurring Fair Value Measures | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual Funds | Total | Recurring Fair Value Measures | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,770	4,785
Common Stock - US | Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	124,005	117,183
Common Stock - US | Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	199
Common Stock - US | Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common Stock - US | Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	124,005	117,382
Common Stock - Foreign | Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,374	14,050
Common Stock - Foreign | Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common Stock - Foreign | Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common Stock - Foreign | Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,374	14,050
Government Securities | Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	117,302	100,126
Government Securities | Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31,928	13,172
Government Securities | Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Government Securities | Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	149,230	113,298
Corporate Bond Securities - US | Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate Bond Securities - US | Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,618	17,807
Corporate Bond Securities - US | Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate Bond Securities - US | Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,618	17,807
Corporate Bond Securities - Foreign | Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate Bond Securities - Foreign | Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,574	15,004
Corporate Bond Securities - Foreign | Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate Bond Securities - Foreign | Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,574	15,004
Mutual Fund | Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79,649	75,186
Mutual Fund | Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual Fund | Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual Fund | Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79,649	75,186
Cash and cash equivalents | Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,148	5,263
Cash and cash equivalents | Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(4,554)	(6,323)
Cash and cash equivalents | Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents | Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,594	(1,060)
Collective Investment Funds | Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Collective Investment Funds | Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Collective Investment Funds | Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	353,714	321,937
Collective Investment Funds | Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	353,714	321,937
Partnership | Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Partnership | Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Partnership | Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	109,157	90,308
Partnership | Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	109,157	90,308
Mutual Funds | Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual Funds | Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual Funds | Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64,401	57,187
Mutual Funds | Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64,401	57,187
Other | Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other | Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other | Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,283	2,045
Other | Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,283	2,045
Net (payable) receivable | Level 1 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Net (payable) receivable | Level 2 | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Net (payable) receivable | Other | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(82,792)	(50,454)
Net (payable) receivable | Total | Recurring Fair Value Measures | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ (82,792)	$ (50,454)